Significant Accounting Policies - Net Trading Revenue Including Dividend Income and Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Dividend Income	$ 24,643	$ 21,768	$ 23,987
Dividend Expense	$ (20,946)	$ (23,210)	$ (17,640)